American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2020

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.1%
Aerospace and Defense — 2.8%
BAE Systems plc	834,495	5,161,768
General Dynamics Corp.	39,141	5,418,289
Textron, Inc.	131,810	4,757,023
		15,337,080
Airlines — 1.4%
Southwest Airlines Co.	211,410	7,927,875
Auto Components — 1.5%
Aptiv plc	49,143	4,505,430
BorgWarner, Inc.	97,056	3,759,950
		8,265,380
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	212,867	5,044,948
Banks — 2.8%
Commerce Bancshares, Inc.	111,137	6,255,902
Truist Financial Corp.	136,635	5,198,962
Westamerica BanCorp	74,890	4,070,271
		15,525,135
Building Products — 1.8%
Johnson Controls International plc	246,048	10,051,061
Capital Markets — 7.1%
Ameriprise Financial, Inc.	45,582	7,024,642
Bank of New York Mellon Corp. (The)	121,939	4,187,385
Charles Schwab Corp. (The)	120,233	4,356,042
Northern Trust Corp.	203,251	15,847,480
State Street Corp.	53,396	3,167,985
T. Rowe Price Group, Inc.	36,232	4,645,667
		39,229,201
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	100,016	9,336,494
Communications Equipment — 1.4%
F5 Networks, Inc.(1)	62,800	7,709,956
Containers and Packaging — 3.5%
Graphic Packaging Holding Co.	254,864	3,591,034
Packaging Corp. of America	67,520	7,363,056
Sonoco Products Co.	157,746	8,056,088
		19,010,178
Distributors — 1.3%
Genuine Parts Co.	77,897	7,413,458
Electric Utilities — 4.8%
Edison International	146,063	7,425,843
Evergy, Inc.	76,755	3,900,689
Eversource Energy	17,527	1,464,381
Pinnacle West Capital Corp.	123,407	9,199,992
Xcel Energy, Inc.	66,538	4,591,787
		26,582,692
Electrical Equipment — 5.8%
Emerson Electric Co.	192,859	12,645,765
Hubbell, Inc.	75,782	10,370,009

nVent Electric plc	488,182	8,635,939
		31,651,713
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	73,945	7,227,384
Energy Equipment and Services — 0.2%
Baker Hughes Co.	96,539	1,283,003
Equity Real Estate Investment Trusts (REITs) — 3.2%
Healthpeak Properties, Inc.	114,859	3,118,422
MGM Growth Properties LLC, Class A	161,225	4,511,076
Piedmont Office Realty Trust, Inc., Class A	102,134	1,385,958
Welltower, Inc.	52,205	2,875,973
Weyerhaeuser Co.	196,161	5,594,512
		17,485,941
Food and Staples Retailing — 2.7%
Koninklijke Ahold Delhaize NV	301,090	8,910,946
Sysco Corp.	99,336	6,180,686
		15,091,632
Food Products — 5.6%
Conagra Brands, Inc.	232,281	8,294,755
J.M. Smucker Co. (The)	72,627	8,389,871
Kellogg Co.	88,192	5,696,321
Mondelez International, Inc., Class A	57,865	3,324,344
Orkla ASA	516,388	5,225,922
		30,931,213
Gas Utilities — 1.7%
Atmos Energy Corp.	54,186	5,179,640
Spire, Inc.	76,725	4,081,770
		9,261,410
Health Care Equipment and Supplies — 6.0%
Becton Dickinson and Co.	17,824	4,147,288
Envista Holdings Corp.(1)	346,405	8,549,276
Hologic, Inc.(1)	59,879	3,980,157
Zimmer Biomet Holdings, Inc.	120,452	16,398,335
		33,075,056
Health Care Providers and Services — 7.2%
Cardinal Health, Inc.	136,937	6,429,192
Henry Schein, Inc.(1)	106,361	6,251,900
McKesson Corp.	53,228	7,927,246
Quest Diagnostics, Inc.	79,285	9,077,340
Universal Health Services, Inc., Class B	90,206	9,653,846
		39,339,524
Health Care Technology — 1.4%
Cerner Corp.	106,324	7,686,162
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA	78,971	5,623,756
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	28,721	2,802,882
Household Products — 0.4%
Kimberly-Clark Corp.	16,650	2,458,539
Insurance — 5.2%
Aflac, Inc.	143,826	5,228,075
Arthur J. Gallagher & Co.	43,494	4,592,097
Brown & Brown, Inc.	25,479	1,153,434
Chubb Ltd.	110,682	12,852,394

Reinsurance Group of America, Inc.	51,636	4,915,231
		28,741,231
IT Services — 0.4%
Euronet Worldwide, Inc.(1)	23,331	2,125,454
Machinery — 4.2%
Cummins, Inc.	18,877	3,986,067
IMI plc	407,553	5,491,358
Lincoln Electric Holdings, Inc.	26,779	2,464,739
Oshkosh Corp.	63,442	4,662,987
PACCAR, Inc.	75,138	6,407,769
		23,012,920
Media — 1.2%
Fox Corp., Class B	226,956	6,347,959
Multi-Utilities — 1.8%
Ameren Corp.	39,670	3,137,104
NorthWestern Corp.	136,549	6,641,743
		9,778,847
Oil, Gas and Consumable Fuels — 2.0%
Cimarex Energy Co.	54,508	1,326,180
ConocoPhillips	175,074	5,749,430
Noble Energy, Inc.	485,032	4,147,023
		11,222,633
Paper and Forest Products — 1.3%
Mondi plc	332,476	6,997,116
Road and Rail — 1.8%
Heartland Express, Inc.	250,400	4,657,440
Norfolk Southern Corp.	23,885	5,111,151
		9,768,591
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	133,921	7,961,603
Maxim Integrated Products, Inc.	64,957	4,391,743
Microchip Technology, Inc.	22,417	2,303,571
		14,656,917
Software — 0.5%
Open Text Corp.	60,887	2,571,867
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	56,928	8,738,448
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	335,169	6,364,859
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	415,191	3,846,745
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	120,374	7,617,267
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc., Class B	145,567	5,774,360
TOTAL COMMON STOCKS (Cost $468,531,594)		522,916,887
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell Mid-Cap Value ETF (Cost $9,565,186)	145,699	11,778,307
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $5,644,325), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,534,694)		5,534,686

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $8,537,433), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $8,370,012)		8,370,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,266	4,266
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,908,952)		13,908,952
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(2)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $90,227)	90,227	90,227
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $492,095,959)		548,694,373
OTHER ASSETS AND LIABILITIES — 0.2%		988,648
TOTAL NET ASSETS — 100.0%		$549,683,021

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,762,884	CAD	6,348,686	Morgan Stanley	12/31/20	$(7,322)
USD	156,354	CAD	209,107	Morgan Stanley	12/31/20	(762)
USD	12,462,625	EUR	10,617,333	Credit Suisse AG	12/31/20	(12,293)
USD	14,487,372	GBP	11,375,046	JPMorgan Chase Bank N.A.	12/31/20	(200,130)
USD	379,485	GBP	295,077	JPMorgan Chase Bank N.A.	12/31/20	(1,520)
USD	3,087,855	JPY	323,954,560	Bank of America N.A.	12/30/20	12,035
USD	4,229,759	NOK	39,530,018	Goldman Sachs & Co.	12/30/20	(9,521)
USD	160,224	NOK	1,518,697	Goldman Sachs & Co.	12/30/20	(2,644)
						$(222,157)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $115,249, which includes securities collateral of $25,022.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	10,175,312	5,161,768	—
Food and Staples Retailing	6,180,686	8,910,946	—
Food Products	25,705,291	5,225,922	—
Hotels, Restaurants and Leisure	—	5,623,756	—
Machinery	17,521,562	5,491,358	—
Paper and Forest Products	—	6,997,116	—
Wireless Telecommunication Services	—	5,774,360	—
Other Industries	420,148,810	—	—
Exchange-Traded Funds	11,778,307	—	—
Temporary Cash Investments	4,266	13,904,686	—
Temporary Cash Investments - Securities Lending Collateral	90,227	—	—
	491,604,461	57,089,912	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,035	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	234,192	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.